SUPPLEMENT CASH FLOW INFORMATION (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Supplement Cash Flow Information
	March 31, 2022	March 31, 2021
Net change in non-cash working capital items:
Inventory	$339	$(74)
Prepaid expenses and other assets	(327)	(68)
Taxes recoverable	210	(165)
Taxes payable	(28)	(7)
Accounts payable and accrued liabilities	1,013	308
Amounts receivable	(1,394)	(140)
Amounts due to related parties	(15)	(6)
	$(202)	$(152)
	March 31, 2022	March 31, 2021
Interest paid	$20	$34
Taxes paid	$-	$136
Equipment acquired under finance leases and equipment loans	$1,101	$-